Realized Gains on Sales of Investments, Net	12 Months Ended
Dec. 31, 2025
Realized Gains on Sales of Investments, Net [Abstract]
Realized gains on sales of investments, net
22	Realized gains on sales of investments, net

The gross realized gains on sales of investments are RMB38,169,360, RMB3,646,607 and 456,306 for the years ended December 31, 2023, 2024 and 2025, respectively. The gross realized losses on sales of investments are RMB31,620,876, RMB7,771,643 and RMB1,428,031 for the years ended December 31, 2023, 2024 and 2025, respectively.